Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue		$ 75,187	$ 80,570	$ 152,783	$ 166,056
Operating expenses:
Cost of revenue	[1]	24,905	27,497	50,624	56,345
Sales and marketing	[1]	13,103	18,051	29,148	37,842
Research and development	[1]	5,069	4,333	10,112	9,013
General and administrative	[1]	4,540	77,180	9,882	82,450
Depreciation and amortization		48	1,493	103	3,706
Total operating expenses		47,665	128,554	99,869	189,356
Operating income (loss)		27,522	(47,984)	52,914	(23,300)
Other income (expense):
Interest expense		(436)	(454)	(898)	(925)
Interest income		4,249	586	7,379	794
Gain on foreign currency transactions		2,478	193	2,730	315
Gain (loss) on foreign currency remeasurement		(1,778)	5,646	388	7,415
Loss on short-term investments		(70)	(4,045)	(70)	(5,806)
Other, net		(47)	(20)	(94)	(55)
Total other income (expense), net		4,396	1,906	9,435	1,738
Income (loss) before income tax		31,918	(46,078)	62,349	(21,562)
Income tax (expense) benefit		(7,561)	12,022	(14,320)	6,000
Net income (loss)		24,357	(34,056)	48,029	(15,562)
Other comprehensive income (expense):
Pension adjustments, net of tax		49	239	(108)	(287)
Loss on foreign currency translation		(166)	(3,526)	(1,347)	(4,972)
Comprehensive income (loss)		$ 24,239	$ (37,343)	$ 46,573	$ (20,821)
Earnings (loss) per share:
Basic		$ 9.83	$ (13.75)	$ 19.38	$ (6.28)
Diluted		$ 9.83	$ (13.75)	$ 19.38	$ (6.28)
Weighted average shares outstanding:
Basic		2,477,672	2,477,672	2,477,672	2,477,672
Diluted		2,477,672	2,477,672	2,477,672	2,477,672

[1]	Excluding depreciation and amortization